Note E - Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) as Reported in the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Currency Translation Adjustments [Member]
Balance	$ (4,338)	$ (1,062)	$ 319
Reclassifications adjustments
Current period credit (charge)	$ (4,719)	$ (3,276)	$ (1,381)
Income tax benefit
Balance	$ (9,037)	$ (4,338)	$ (1,062)
Pension And O P E B Adjustments [Member]
Balance	(12,988)	(7,399)	(16,601)
Reclassifications adjustments	5,364	483	5,526
Current period credit (charge)	(6,038)	(9,294)	8,925
Income tax benefit	304	3,222	(5,249)
Balance	(13,358)	(12,988)	(7,399)
Accumulated Other Comprehensive Income Loss [Member]
Balance	(17,326)	(8,461)	(16,282)
Reclassifications adjustments	5,364	483	5,526
Current period credit (charge)	(10,757)	(12,570)	7,544
Income tax benefit	304	3,222	(5,249)
Balance	(22,415)	(17,326)	$ (8,461)
Balance	(17,326)
Balance	$ (22,415)	$ (17,326)